INCOME TAX EXPENSE AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAX EXPENSE AND DEFERRED TAXES
INCOME TAX EXPENSE AND DEFERRED TAXES

10 – INCOME TAX EXPENSE AND DEFERRED TAXES

10.1        Income tax expense

The current and deferred income tax expenses are detailed as follows:

Details	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Current income tax expense	45,614,890	55,522,189	35,439,707
Current tax adjustment previous period	(2,284,477)	(735,907)	713,992
Foreign dividends tax withholding expense	2,877,817	6,987,142	4,534,145
Other current tax expense (income)	(114,130)	(47,569)	(425,958)
Current income tax expense	46,094,100	61,725,855	40,261,886
Expense (income) for the creation and reversal of temporary differences of deferred tax and others	83,220	(6,820,456)	20,905,005
Expense (income) for deferred taxes	83,220	(6,820,456)	20,905,005
Total income tax expense	46,177,320	54,905,399	61,166,891

The distribution of national and foreign tax expenditure is as follows:

Income taxes	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Current taxes
Foreign	(37,363,624)	(39,128,690)	(24,315,576)
National	(8,730,476)	(22,597,165)	(15,946,310)
Current tax expense	(46,094,100)	(61,725,855)	(40,261,886)
Deferred taxes
Foreign	6,942,925	7,280,487	(24,012,798)
National	(7,026,145)	(460,031)	3,107,793
Deferred tax expense	(83,220)	6,820,456	(20,905,005)
Income tax expense	(46,177,320)	(54,905,399)	(61,166,891)

The reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate is as follows:

Reconciliation of effective rate	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Net income before taxes	203,208,988	178,022,719	236,413,116
Tax expense at legal rate (27.0%)	(54,866,427)	(48,066,134)	(63,831,541)
Effect of tax rate in other jurisdictions	860,745	1,032,950	(3,471,705)

Permanent differences:
Non-taxable revenues	(10,868,055)	(2,417,582)	9,507,807
Non-deductible expenses	(2,935,310)	(6,007,898)	(4,664,045)
Tax effect on excess tax provision in previous periods	13,250,594	113,747	(3,316,278)
Tax effect of price-level restatement for Chilean companies	(15,794,098)	(5,936,464)	5,199,589
Subsidiaries tax withholding expense and other legal tax debits and credits	24,175,231	6,375,982	(590,718)
Adjustments to tax expense	7,828,362	(7,872,215)	6,136,355
Tax expense at effective rate	(46,177,320)	(54,905,399)	(61,166,891)
Effective rate	22.7%	30.8%	25.9%

The applicable income tax rates in each of the jurisdictions where the Company operates are the following:

	Rate
Country	2021	2020	2019
Chile	27.0%	27.0%	27.0%
Brazil	34.0%	34.0%	34.0%
Argentina	35.0%	30.0%	30.0%
Paraguay	10.0%	10.0%	10.0%

The entry into force of Argentine Law No. 27.630 amended the Income Tax Law and established corporate income tax rates. The Law replaces the fixed tax rate of 30% applicable for 2021 and 25% for 2022 onwards with a progressive tax scale according to the following scheme: earnings up to ARS 5,000,000 are taxed at 25%, earnings between ARS 5,000,000 and ARS 50,000,000 are taxed at 30% and earnings above ARS 50,000,000 are taxed at 35%.

The deferred tax expense amount related to the tax rate change for the Operation in Argentina is CLP 4,195,619 thousand (ARS 510,416 thousand).

10.2        Deferred taxes

The net cumulative balances of temporary differences resulted in deferred tax assets and liabilities, which are detailed as follows:

	12.31.2021		12.31.2020
Temporary differences	Assets	Liabilities	Assets	Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$
Property, plant and equipment	5,944,185	52,435,301	5,421,466	39,544,960
Obsolescence provision	1,696,051	—	1,340,235	—
ICMS exclusion credit	4,925,230	—	—	17,679,221
Employee benefits	3,163,172	115,828	4,475,497	18,300
Provision for severance indemnity	271,789	271,367	150,027	101,339
Tax loss carry forwards (1)	4,292,863	698	6,423,820	—
Tax goodwill Brazil	—	3,126,125	2,080,987	—
Contingency provision	30,216,275	—	24,103,234	—
Foreign Exchange differences (2)	7,165,844	—	8,116,713	—
Allowance for doubtful accounts	638,484	—	915,562	—
Assets and liabilities for placement of bonds	—	2,081,271	378,901	2,377,870
Lease liabilities	1,781,922	—	1,528,990	—
Inventories	652,669	—	469,416	—
Distribution rights	—	151,228,739	—	144,151,661
Hedge derivatives	—	—	—	—
Spare parts	—	3,374,376	—	—
Intangibles	130	5,440,229	—	—
Others	5,906,158	5,326,478	3,785,655	7,060,830
Subtotal	61,729,542	228,325,642	59,190,503	210,934,181
Total assets and liabilities net	1,858,727	168,454,827	1,925,869	153,669,547

(1)	Tax losses mainly associated with the subsidiary Embotelladora Andina Chile S.A. Tax losses have no expiration date in Chile.
(2)	Corresponds to deferred taxes for exchange rate differences generated on the translation of debts expressed in foreign currency that for tax purposes are recognized when incurred.

Deferred tax account movements are as follows:

Movement	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Opening balance	151,743,678	168,085,407	145,245,948
Increase (decrease) in deferred tax	4,507,688	4,411,619	20,905,005
Increase (decrease) due to foreign currency translation*	10,344,734	(20,753,348)	1,934,454
Total movements	14,852,422	(16,341,729)	22,839,459
Ending balance	166,596,100	151,743,678	168,085,407

*    Includes IAS 29 effect, due to inflation in Argentina